Quarterly Holdings Report
for
Strategic Advisers® Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2023
ASD-NPRT3-0423
1.934462.111
Nonconvertible Bonds - 23.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
KT Corp. 4% 8/8/25 (b)	1,525,000	1,470,672
NBN Co. Ltd. 1.45% 5/5/26 (b)	1,765,000	1,562,713
NTT Finance Corp.:
0.373% 3/3/23 (b)	4,100,000	4,099,487
0.583% 3/1/24 (b)	2,184,000	2,079,857
4.239% 7/25/25 (b)	235,000	228,759
SBA Tower Trust 3.869% 10/8/49 (b)	790,000	760,937
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 4.913% 3/22/24 (c)(d)	2,563,000	2,561,375
1.45% 3/20/26	1,155,000	1,034,629
2.625% 8/15/26	1,615,000	1,483,197
		15,281,626
Entertainment - 0.0%
Take-Two Interactive Software, Inc.:
3.3% 3/28/24	955,000	932,894
3.55% 4/14/25	320,000	307,250
		1,240,144
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	4,035,000	3,948,269
Comcast Corp. 5.25% 11/7/25	380,000	381,913
COX Communications, Inc.:
2.95% 6/30/23 (b)	1,950,000	1,931,099
3.15% 8/15/24 (b)	2,021,000	1,947,210
Magallanes, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 6.1741% 3/15/24 (b)(c)(d)	3,122,000	3,143,348
3.755% 3/15/27 (b)	3,060,000	2,807,043
RELX Capital, Inc. 3.5% 3/16/23	575,000	574,681
SES SA 3.6% 4/4/23 (b)	1,850,000	1,843,950
SKY PLC 3.75% 9/16/24 (b)	3,870,000	3,770,879
		20,348,392
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. 3.2% 3/15/27 (b)	1,365,000	1,255,074
T-Mobile U.S.A., Inc. 3.5% 4/15/25	1,150,000	1,101,541
		2,356,615
TOTAL COMMUNICATION SERVICES		39,226,777
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.0%
Aptiv PLC / Aptiv Corp. 2.396% 2/18/25	815,000	768,299
Automobiles - 1.2%
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.9546% 4/1/24 (b)(c)(d)	5,925,000	5,926,887
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 5.2646% 4/1/25 (b)(c)(d)	7,500,000	7,528,425
Daimler Finance North America LLC 3 month U.S. LIBOR + 0.840% 5.6461% 5/4/23 (b)(c)(d)	3,240,000	3,242,216
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 5.0719% 10/15/24 (c)(d)	4,200,000	4,167,076
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.1077% 3/8/24 (c)(d)	4,061,000	4,052,748
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.7531% 11/17/23 (c)(d)	5,000,000	5,003,665
2.9% 2/26/25	2,035,000	1,927,484
Hyundai Capital Services, Inc. 2.125% 4/24/25 (b)	380,000	351,239
Nissan Motor Acceptance Corp. 3.875% 9/21/23 (b)	225,000	222,222
Nissan Motor Co. Ltd. 3.043% 9/15/23 (b)	2,360,000	2,319,568
Stellantis Finance U.S., Inc. 1.711% 1/29/27 (b)	675,000	585,602
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.2737% 6/7/24 (b)(c)(d)	8,000,000	8,007,978
0.875% 11/22/23 (b)	590,000	570,924
3.125% 5/12/23 (b)	355,000	353,314
3.95% 6/6/25 (b)	760,000	734,843
		44,994,191
Distributors - 0.0%
Genuine Parts Co. 1.75% 2/1/25	410,000	382,549
Hotels, Restaurants & Leisure - 0.2%
Hyatt Hotels Corp. 1.3% 10/1/23	565,000	552,105
Marriott International, Inc.:
3.6% 4/15/24	1,750,000	1,712,910
3.75% 3/15/25	180,000	173,886
Starbucks Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 4.9745% 2/14/24 (c)(d)	4,193,000	4,187,018
4.75% 2/15/26	765,000	757,741
		7,383,660
Internet & Direct Marketing Retail - 0.0%
QVC, Inc. 4.85% 4/1/24	1,380,000	1,295,489
Leisure Products - 0.1%
Brunswick Corp. 0.85% 8/18/24	1,190,000	1,108,976
Hasbro, Inc. 3% 11/19/24	1,915,000	1,835,353
		2,944,329
Multiline Retail - 0.1%
Dollar General Corp. 4.25% 9/20/24	2,665,000	2,618,146
Nordstrom, Inc. 2.3% 4/8/24	150,000	141,750
		2,759,896
Specialty Retail - 0.1%
AutoZone, Inc. 3.625% 4/15/25	485,000	467,967
Lowe's Companies, Inc.:
3.35% 4/1/27	345,000	322,768
4.4% 9/8/25	1,200,000	1,179,275
Ross Stores, Inc. 0.875% 4/15/26	690,000	603,804
Triton Container International Ltd. 0.8% 8/1/23 (b)	1,350,000	1,316,672
		3,890,486
TOTAL CONSUMER DISCRETIONARY		64,418,899
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	575,000	550,756
Coca-Cola European Partners PLC 0.8% 5/3/24 (b)	2,405,000	2,271,469
Diageo Capital PLC:
1.375% 9/29/25	680,000	618,142
5.2% 10/24/25	605,000	609,675
		4,050,042
Food & Staples Retailing - 0.1%
7-Eleven, Inc. 0.8% 2/10/24 (b)	1,448,000	1,383,116
Mondelez International Holdings Netherlands BV 4.25% 9/15/25 (b)	745,000	727,370
		2,110,486
Food Products - 0.0%
JDE Peet's BV 0.8% 9/24/24 (b)	515,000	474,018
Mondelez International, Inc. 2.625% 3/17/27	815,000	744,597
		1,218,615
Tobacco - 0.4%
BAT Capital Corp. 3.222% 8/15/24	5,000,000	4,818,748
BAT International Finance PLC:
1.668% 3/25/26	885,000	785,931
4.448% 3/16/28	1,985,000	1,855,834
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	2,265,000	2,173,021
4.25% 7/21/25 (b)	505,000	485,489
Philip Morris International, Inc.:
5% 11/17/25	500,000	497,061
5.125% 11/15/24	5,980,000	5,961,312
		16,577,396
TOTAL CONSUMER STAPLES		23,956,539
ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	830,000	804,259
Schlumberger Finance Canada Ltd. 1.4% 9/17/25	290,000	265,177
		1,069,436
Oil, Gas & Consumable Fuels - 1.0%
Aker BP ASA 3% 1/15/25 (b)	1,185,000	1,128,201
Canadian Natural Resources Ltd.:
2.05% 7/15/25	1,430,000	1,320,557
3.8% 4/15/24	735,000	720,391
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	1,470,000	1,474,915
ConocoPhillips Co. 2.125% 3/8/24	10,000,000	9,689,965
Devon Energy Corp. 8.25% 8/1/23	525,000	528,754
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.1834% 2/16/24 (c)(d)	4,149,000	4,140,308
0.55% 10/4/23	5,000,000	4,853,846
2.5% 1/15/25	1,115,000	1,054,333
2.5% 2/14/25	615,000	580,692
Energy Transfer LP:
2.9% 5/15/25	255,000	240,654
4.2% 9/15/23	280,000	278,082
4.25% 3/15/23	1,795,000	1,794,394
4.25% 4/1/24	70,000	68,904
4.9% 2/1/24	620,000	615,160
5.875% 1/15/24	2,375,000	2,377,299
Eni SpA 4% 9/12/23 (b)	1,610,000	1,593,966
Gray Oak Pipeline LLC:
2% 9/15/23 (b)	605,000	592,767
2.6% 10/15/25 (b)	385,000	348,380
Pioneer Natural Resources Co. 0.55% 5/15/23	3,182,000	3,150,912
Sabine Pass Liquefaction LLC:
5.625% 3/1/25	1,105,000	1,103,721
5.75% 5/15/24	1,450,000	1,449,489
The Williams Companies, Inc.:
4.3% 3/4/24	305,000	301,137
5.4% 3/2/26	480,000	480,023
		39,886,850
TOTAL ENERGY		40,956,286
FINANCIALS - 13.6%
Banks - 7.6%
Banco Bilbao Vizcaya Argentaria SA 0.875% 9/18/23	2,000,000	1,948,559
Banco del Estado de Chile 2.704% 1/9/25 (b)	665,000	629,381
Banco Santander Mexico SA 5.375% 4/17/25 (Reg. S)	1,300,000	1,288,625
Banco Santander SA:
0.701% 6/30/24 (c)	200,000	196,146
3.496% 3/24/25	1,400,000	1,346,360
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.2163% 2/4/25 (c)(d)	10,000,000	9,994,500
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.1853% 4/22/25 (c)(d)	10,000,000	9,988,800
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 5.6051% 4/25/25 (c)(d)	10,000,000	10,040,500
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	645,000	638,260
0.523% 6/14/24 (c)	1,210,000	1,190,749
0.81% 10/24/24 (c)	755,000	731,398
0.976% 4/22/25 (c)	1,050,000	992,397
1.734% 7/22/27 (c)	765,000	673,798
1.843% 2/4/25 (c)	850,000	819,051
3.384% 4/2/26 (c)	1,145,000	1,095,140
3.841% 4/25/25 (c)	815,000	798,158
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	3,145,000	3,103,822
Bank of Montreal 3.7% 6/7/25	1,490,000	1,440,777
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 4.8969% 4/15/24 (c)(d)	10,000,000	10,000,200
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 4.6541% 9/15/23 (c)(d)	5,000,000	4,999,575
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.8925% 7/31/24 (c)(d)	5,000,000	4,993,417
1.45% 1/10/25	1,720,000	1,601,066
Banque Federative du Credit Mutuel SA:
0.65% 2/27/24 (b)	860,000	819,428
0.998% 2/4/25 (b)	1,145,000	1,048,712
4.935% 1/26/26 (b)	650,000	640,873
Barclays PLC:
1.007% 12/10/24 (c)	1,100,000	1,059,179
4.338% 5/16/24 (c)	660,000	657,493
7.325% 11/2/26 (c)	645,000	667,431
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.0219% 1/14/25 (b)(c)(d)	3,533,000	3,501,287
5.7% 10/22/23 (b)	3,145,000	3,135,352
CaixaBank SA 6.208% 1/18/29 (b)(c)	970,000	966,443
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 4.753% 6/22/23 (c)(d)	5,885,000	5,885,708
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 5.3768% 4/7/25 (c)(d)	5,000,000	5,022,953
3.945% 8/4/25	1,935,000	1,874,534
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.1852% 1/25/26 (c)(d)	10,000,000	9,918,499
0.981% 5/1/25 (c)	1,880,000	1,775,478
4.14% 5/24/25 (c)	1,070,000	1,050,256
Credit Agricole SA 3 month U.S. LIBOR + 1.020% 5.8356% 4/24/23 (b)(c)(d)	675,000	675,817
Danske Bank A/S:
1.226% 6/22/24 (b)(c)	1,610,000	1,585,633
3.773% 3/28/25 (b)(c)	2,540,000	2,485,629
5.375% 1/12/24 (b)	775,000	772,366
6.466% 1/9/26 (b)(c)	3,260,000	3,280,037
Discover Bank 4.2% 8/8/23	1,075,000	1,068,886
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.2464% 3/28/25 (b)(c)(d)	10,000,000	10,016,700
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.9821% 5/21/24 (b)(c)(d)	5,316,000	5,299,170
Fifth Third Bank, Cincinnati 5.852% 10/27/25 (c)	1,230,000	1,236,577
HDFC Bank Ltd. 5.686% 3/2/26 (Reg. S)	1,600,000	1,598,192
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.1324% 11/22/24 (c)(d)	10,000,000	9,906,157
1.162% 11/22/24 (c)	750,000	723,605
1.645% 4/18/26 (c)	850,000	778,688
3.803% 3/11/25 (c)	425,000	416,071
Huntington National Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 5.7434% 5/16/25 (c)(d)	8,000,000	8,049,280
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 4.8313% 6/1/25 (c)(d)	10,000,000	9,962,400
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.9815% 3/16/24 (c)(d)	5,000,000	5,000,394
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 5.3593% 4/22/27 (c)(d)	747,000	740,277
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 5.8161% 4/26/26 (c)(d)	5,000,000	5,051,973
0.824% 6/1/25 (c)	965,000	905,287
2.083% 4/22/26 (c)	1,870,000	1,736,442
4.08% 4/26/26 (c)	1,710,000	1,661,996
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 4.7069% 6/14/24 (c)(d)	10,000,000	9,977,200
KeyCorp 3.878% 5/23/25 (c)	445,000	435,382
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	2,698,000	2,667,997
4.5% 11/4/24	480,000	470,578
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 5.5186% 3/2/23 (c)(d)	4,624,000	4,624,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 5.711% 9/12/25 (c)(d)	5,000,000	5,037,300
0.953% 7/19/25 (c)	1,660,000	1,549,717
4.788% 7/18/25 (c)	10,000,000	9,864,255
5.063% 9/12/25 (c)	755,000	747,878
Mizuho Financial Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 5.5119% 5/22/26 (c)(d)	5,000,000	4,970,100
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.0848% 8/12/24 (b)(c)(d)	5,905,000	5,841,415
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 5.863% 3/22/25 (b)(c)(d)	4,248,000	4,253,773
0.8% 8/12/24 (b)	370,000	344,688
2.375% 5/21/23 (b)	1,525,000	1,514,500
3.479% 3/22/25 (b)	355,000	339,545
PNC Financial Services Group, Inc.:
4.758% 1/26/27 (c)	705,000	694,431
5.671% 10/28/25 (c)	1,200,000	1,204,533
QNB Finance Ltd.:
2.625% 5/12/25 (Reg. S)	500,000	469,000
3.5% 3/28/24 (Reg. S)	1,000,000	975,000
Rabobank Nederland New York Branch 3.875% 8/22/24	5,000,000	4,901,077
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	760,000	661,946
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 5.5243% 1/21/26 (b)(c)(d)	10,000,000	9,911,900
2.625% 10/16/24 (b)	365,000	346,490
Standard Chartered PLC:
0.991% 1/12/25 (b)(c)	375,000	359,503
1.214% 3/23/25 (b)(c)	200,000	189,988
1.822% 11/23/25 (b)(c)	475,000	441,868
3.885% 3/15/24 (b)(c)	365,000	364,676
Svenska Handelsbanken AB:
0.55% 6/11/24 (b)	720,000	676,647
1.418% 6/11/27 (b)(c)	695,000	610,886
Swedbank AB 1.3% 6/2/23 (b)	1,150,000	1,137,753
The Toronto-Dominion Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 5.2577% 3/8/24 (c)(d)	5,948,000	5,974,499
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 4.6546% 1/17/24 (c)(d)	10,000,000	9,979,490
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.7538% 6/9/25 (c)(d)	10,710,000	10,626,890
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 5.8112% 4/25/26 (c)(d)	6,000,000	6,056,795
1.654% 6/2/24 (c)	5,935,000	5,876,332
2.188% 4/30/26 (c)	840,000	781,016
3.526% 3/24/28 (c)	735,000	680,609
3.908% 4/25/26 (c)	1,210,000	1,167,115
4.54% 8/15/26 (c)	1,055,000	1,029,446
		297,242,100
Capital Markets - 2.6%
Charles Schwab Corp. 2.45% 3/3/27	2,155,000	1,954,459
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 4.9354% 8/9/23 (c)(d)	5,000,000	4,959,645
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 5.8127% 2/21/25 (c)(d)	5,000,000	4,782,044
0.495% 2/2/24	810,000	763,649
1% 5/5/23	6,590,000	6,522,193
Credit Suisse Group AG 6.373% 7/15/26 (b)(c)	1,070,000	1,006,572
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.0557% 11/8/23 (c)(d)	10,000,000	9,990,131
2.222% 9/18/24 (c)	10,000,000	9,775,014
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.1779% 1/24/25 (c)(d)	10,000,000	9,984,769
0.657% 9/10/24 (c)	725,000	704,678
0.673% 3/8/24 (c)	1,180,000	1,176,457
0.925% 10/21/24 (c)	555,000	537,194
1.757% 1/24/25 (c)	1,115,000	1,073,227
3.5% 4/1/25	1,005,000	968,181
4.482% 8/23/28 (c)	840,000	805,040
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.9583% 1/25/24 (c)(d)	3,994,000	3,991,512
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.0208% 11/10/23 (c)(d)	6,170,000	6,169,171
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.1251% 1/24/25 (c)(d)	8,000,000	7,982,320
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 5.6371% 4/17/25 (c)(d)	5,000,000	5,023,050
0.731% 4/5/24 (c)	985,000	979,983
1.164% 10/21/25 (c)	1,035,000	958,670
2.63% 2/18/26 (c)	1,070,000	1,009,256
3.62% 4/17/25 (c)	1,280,000	1,250,381
3.737% 4/24/24 (c)	5,000,000	4,985,281
5.05% 1/28/27 (c)	365,000	360,814
S&P Global, Inc. 2.45% 3/1/27 (b)	2,215,000	2,016,008
State Street Corp. 4.857% 1/26/26 (c)	405,000	401,269
UBS AG London Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 4.9192% 1/13/25 (b)(c)(d)	5,000,000	4,988,467
UBS Group AG:
1.008% 7/30/24 (b)(c)	7,118,000	6,976,683
1.494% 8/10/27 (b)(c)	375,000	324,992
4.488% 5/12/26 (b)(c)	370,000	360,721
		102,781,831
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.1017% 9/29/23 (c)(d)	9,823,000	9,775,339
1.65% 10/29/24	1,690,000	1,567,774
3.15% 2/15/24	155,000	151,173
4.5% 9/15/23	1,450,000	1,439,994
4.875% 1/16/24	850,000	841,646
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 5.2686% 5/3/24 (c)(d)	5,517,000	5,534,564
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 5.2498% 3/4/25 (c)(d)	8,000,000	8,056,940
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 5.9054% 5/9/25 (c)(d)	8,000,000	7,997,912
1.343% 12/6/24 (c)	5,000,000	4,819,143
2.636% 3/3/26 (c)	1,150,000	1,081,113
3.9% 1/29/24	505,000	497,768
4.985% 7/24/26 (c)	885,000	870,672
Hyundai Capital America:
0.8% 1/8/24 (b)	910,000	873,273
0.875% 6/14/24 (b)	1,035,000	974,282
1% 9/17/24 (b)	445,000	414,054
LeasePlan Corp. NV 2.875% 10/24/24 (b)	1,000,000	943,520
Synchrony Financial 4.25% 8/15/24	1,960,000	1,912,658
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.0717% 12/29/23 (c)(d)	6,000,000	6,022,020
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.033% 3/22/24 (c)(d)	5,000,000	5,010,765
3.05% 3/22/27	640,000	595,453
		59,380,063
Diversified Financial Services - 0.8%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.2511% 5/24/24 (b)(c)(d)	8,000,000	7,950,800
0.95% 1/8/24 (b)	3,469,000	3,333,875
1.716% 1/7/25 (b)	1,905,000	1,765,367
2.514% 3/8/24 (b)	2,290,000	2,216,978
Brixmor Operating Partnership LP 3.65% 6/15/24	965,000	934,319
Corebridge Financial, Inc. 3.5% 4/4/25 (b)	900,000	860,849
GA Global Funding Trust 1.25% 12/8/23 (b)	5,000,000	4,828,079
Jackson Financial, Inc. 1.125% 11/22/23	5,631,000	5,457,352
LSEGA Financing PLC 0.65% 4/6/24 (b)	1,355,000	1,281,802
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)	660,000	659,451
5.5% 2/15/24 (b)	470,000	464,391
		29,753,263
Insurance - 1.1%
American International Group, Inc. 2.5% 6/30/25	667,000	627,831
Brighthouse Financial Global Funding:
0.6% 6/28/23 (b)	845,000	831,689
1% 4/12/24 (b)	1,105,000	1,043,175
CNO Global Funding:
1.65% 1/6/25 (b)	1,300,000	1,202,422
1.75% 10/7/26 (b)	1,360,000	1,196,421
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	5,000,000	4,822,906
1.1% 11/12/24 (b)	1,378,000	1,282,804
1.4% 7/7/25 (b)	116,000	105,211
First American Financial Corp. 4.6% 11/15/24	355,000	349,907
Health Care Service Corp. 1.5% 6/1/25 (b)	1,800,000	1,647,096
Jackson National Life Global Funding 1.75% 1/12/25 (b)	1,145,000	1,059,957
Northwestern Mutual Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 4.7426% 3/25/24 (b)(c)(d)	4,063,000	4,062,132
4.35% 9/15/27 (b)	845,000	820,382
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.8327% 4/12/24 (b)(c)(d)	10,000,000	9,946,501
Principal Life Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.8969% 4/12/24 (b)(c)(d)	1,763,000	1,763,000
0.75% 4/12/24 (b)	930,000	881,152
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 5.3964% 3/28/25 (b)(c)(d)	7,500,000	7,514,700
3.218% 3/28/25 (b)	715,000	679,284
Trinity Acquisition PLC 4.625% 8/15/23	1,054,000	1,049,148
		40,885,718
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 3.766% 3/8/24 (b)(c)	500,000	499,897
TOTAL FINANCIALS		530,542,872
HEALTH CARE - 1.6%
Biotechnology - 0.3%
AbbVie, Inc.:
2.6% 11/21/24	3,500,000	3,337,189
2.95% 11/21/26	2,215,000	2,044,151
3.2% 5/14/26	175,000	164,421
Amgen, Inc.:
5.15% 3/2/28 (e)	715,000	712,171
5.25% 3/2/25 (e)	3,350,000	3,342,550
Csl Uk Holdings Ltd. 3.85% 4/27/27 (b)	395,000	376,026
		9,976,508
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co.:
3.734% 12/15/24	330,000	320,768
4.693% 2/13/28	1,325,000	1,295,290
		1,616,058
Health Care Providers & Services - 0.5%
Cardinal Health, Inc.:
3.079% 6/15/24	695,000	673,015
3.5% 11/15/24	1,180,000	1,139,291
Cigna Group 0.613% 3/15/24	5,967,000	5,681,638
CVS Health Corp.:
2.875% 6/1/26	475,000	441,760
3% 8/15/26	415,000	385,061
5% 2/20/26	920,000	914,934
Elevance Health, Inc.:
2.375% 1/15/25	410,000	388,141
5.35% 10/15/25	305,000	305,295
HCA Holdings, Inc. 3.125% 3/15/27 (b)	1,140,000	1,037,358
Humana, Inc.:
0.65% 8/3/23	4,151,000	4,069,447
1.35% 2/3/27	120,000	103,312
4.5% 4/1/25	1,205,000	1,184,217
5.75% 3/1/28	300,000	305,494
PeaceHealth Obligated Group 1.375% 11/15/25	190,000	170,027
UnitedHealth Group, Inc.:
5.15% 10/15/25	880,000	881,636
5.25% 2/15/28	640,000	648,704
		18,329,330
Life Sciences Tools & Services - 0.3%
PerkinElmer, Inc. 0.55% 9/15/23	10,675,000	10,404,027
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.9846% 10/18/24 (c)(d)	2,411,000	2,408,593
		12,812,620
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC 3.875% 12/15/23 (b)	750,000	739,885
GSK Consumer Healthcare Capital U.S. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.890% 5.3052% 3/24/24 (c)(d)	3,555,000	3,545,303
Perrigo Finance PLC 3.9% 12/15/24	2,790,000	2,668,830
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 4.6872% 9/11/23 (b)(c)(d)	10,000,000	10,003,790
Royalty Pharma PLC 0.75% 9/2/23	870,000	848,639
Viatris, Inc. 1.65% 6/22/25	600,000	546,162
Zoetis, Inc. 5.4% 11/14/25	765,000	769,662
		19,122,271
TOTAL HEALTH CARE		61,856,787
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
DAE Funding LLC 1.55% 8/1/24 (b)	465,000	434,194
Airlines - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	425,117	397,646
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	293,226	262,665
		660,311
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	259,000	243,249
Commercial Services & Supplies - 0.1%
HPHT Finance (21) (II) Ltd. 1.5% 9/17/26 (Reg. S)	650,000	566,059
HPHT Finance 19 Ltd. 2.875% 11/5/24 (Reg. S)	1,625,000	1,548,625
		2,114,684
Electrical Equipment - 0.0%
Regal Rexnord Corp. 6.05% 2/15/26 (b)	605,000	600,149
Machinery - 0.3%
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 4.8384% 6/14/23 (b)(c)(d)	8,000,000	8,001,000
1.625% 12/13/24 (b)	1,065,000	996,193
5.15% 1/16/26 (b)	275,000	271,931
5.2% 1/17/25 (b)	355,000	352,717
Otis Worldwide Corp. 2.056% 4/5/25	1,000,000	932,859
Parker Hannifin Corp. 3.65% 6/15/24	1,690,000	1,652,040
		12,206,740
Road & Rail - 0.3%
Canadian Pacific Railway Co.:
1.35% 12/2/24	7,739,000	7,214,111
1.75% 12/2/26	580,000	513,634
Penske Truck Leasing Co. LP:
2.7% 3/14/23 (b)	1,751,000	1,749,039
3.45% 7/1/24 (b)	390,000	377,533
SMBC Aviation Capital Finance:
3.55% 4/15/24 (b)	815,000	791,864
4.125% 7/15/23 (b)	900,000	894,130
		11,540,311
Trading Companies & Distributors - 0.0%
GATX Corp.:
3.25% 3/30/25	535,000	508,881
4.35% 2/15/24	965,000	952,578
		1,461,459
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)	1,035,000	906,630
2.875% 2/15/25 (b)	980,000	911,505
3.95% 7/1/24 (b)	265,000	256,247
Sydney Airport Finance Co. Property Ltd. 3.9% 3/22/23 (b)	1,133,000	1,132,080
		3,206,462
TOTAL INDUSTRIALS		32,467,559
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 2.05% 3/1/25	910,000	855,131
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	320,000	317,331
Fidelity National Information Services, Inc.:
0.6% 3/1/24	555,000	529,300
4.5% 7/15/25	600,000	586,371
Fiserv, Inc. 2.75% 7/1/24	395,000	380,317
PayPal Holdings, Inc. 2.65% 10/1/26	1,295,000	1,195,406
The Western Union Co. 2.85% 1/10/25	1,905,000	1,809,283
		4,818,008
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6746% 10/1/24 (c)(d)	2,353,000	2,329,280
Intel Corp. 4.875% 2/10/26	630,000	623,956
Microchip Technology, Inc.:
0.972% 2/15/24	1,165,000	1,113,350
0.983% 9/1/24	1,220,000	1,139,638
2.67% 9/1/23	1,110,000	1,093,046
NXP BV/NXP Funding LLC 4.875% 3/1/24	895,000	887,437
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	750,000	702,563
3.875% 6/18/26	525,000	497,611
4.4% 6/1/27	155,000	148,054
Qorvo, Inc. 1.75% 12/15/24 (b)	510,000	472,622
Skyworks Solutions, Inc. 0.9% 6/1/23	305,000	301,096
		9,308,653
Software - 0.2%
Fortinet, Inc. 1% 3/15/26	675,000	591,516
Oracle Corp. 5.8% 11/10/25	510,000	516,028
Roper Technologies, Inc.:
1% 9/15/25	235,000	211,707
2.35% 9/15/24	365,000	348,436
VMware, Inc. 0.6% 8/15/23	4,644,000	4,543,066
Workday, Inc. 3.5% 4/1/27	525,000	490,374
		6,701,127
TOTAL INFORMATION TECHNOLOGY		21,682,919
MATERIALS - 0.3%
Chemicals - 0.2%
Celanese U.S. Holdings LLC:
5.9% 7/5/24	1,970,000	1,967,740
6.05% 3/15/25	2,435,000	2,425,988
Ecolab, Inc.:
1.65% 2/1/27	400,000	353,220
5.25% 1/15/28	1,055,000	1,065,222
LYB International Finance III LLC 1.25% 10/1/25	692,000	619,400
Sherwin-Williams Co. 4.25% 8/8/25	420,000	409,329
Westlake Corp. 0.875% 8/15/24	720,000	671,815
		7,512,714
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 0.65% 7/15/23	405,000	398,130
Containers & Packaging - 0.0%
Bemis Co., Inc. 4% 5/17/25	805,000	777,499
Metals & Mining - 0.1%
ArcelorMittal SA 3.6% 7/16/24	390,000	378,606
Nucor Corp.:
2% 6/1/25	350,000	325,616
3.95% 5/23/25	525,000	510,537
POSCO 5.625% 1/17/26 (b)	1,375,000	1,378,941
Steel Dynamics, Inc. 2.8% 12/15/24	395,000	376,688
		2,970,388
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24	635,000	621,625
TOTAL MATERIALS		12,280,356
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.:
2.4% 3/15/25	665,000	624,283
5% 2/15/24	375,000	372,497
Crown Castle International Corp.:
1.05% 7/15/26	1,005,000	870,104
2.9% 3/15/27	955,000	867,554
3.15% 7/15/23	985,000	977,199
5% 1/11/28	305,000	300,373
Kilroy Realty LP 4.375% 10/1/25	755,000	724,666
Public Storage U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 4.9443% 4/23/24 (c)(d)	495,000	495,050
Realty Income Corp. 5.05% 1/13/26	230,000	227,791
Simon Property Group LP:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 4.8747% 1/11/24 (c)(d)	3,589,000	3,580,323
2% 9/13/24	380,000	361,368
3.375% 10/1/24	985,000	954,389
WP Carey, Inc.:
4% 2/1/25	1,440,000	1,404,723
4.6% 4/1/24	770,000	760,216
		12,520,536
Real Estate Management & Development - 0.1%
Essex Portfolio LP 3.875% 5/1/24	1,980,000	1,935,698
TOTAL REAL ESTATE		14,456,234
UTILITIES - 2.1%
Electric Utilities - 1.6%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 4.6101% 6/10/23 (c)(d)	3,003,000	3,000,457
Edison International 2.95% 3/15/23	455,000	454,507
ENEL Finance International NV:
1.375% 7/12/26 (b)	1,105,000	958,909
2.65% 9/10/24 (b)	1,775,000	1,694,674
6.8% 10/14/25 (b)	200,000	205,049
Eversource Energy:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.8037% 8/15/23 (c)(d)	5,000,000	4,990,050
4.2% 6/27/24	1,115,000	1,095,843
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.8051% 5/10/23 (c)(d)	3,574,000	3,572,896
Israel Electric Corp. Ltd. 5% 11/12/24 (Reg. S) (b)	1,365,000	1,338,507
Korea Electric Power Corp. 5.375% 4/6/26 (b)	1,750,000	1,750,159
Korea Hydro & Nuclear Power Co. Ltd.:
1.25% 4/27/26 (b)	1,421,000	1,251,418
4.25% 7/27/27 (b)	630,000	606,621
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 4.7164% 6/28/24 (c)(d)	5,297,000	5,225,120
NextEra Energy Capital Holdings, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.9486% 11/3/23 (c)(d)	6,000,000	5,997,440
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 4.8363% 3/1/23 (c)(d)	3,472,000	3,472,000
1.84% 3/1/25	420,000	422,558
1.875% 1/15/27	1,255,000	1,105,741
4.45% 6/20/25	1,050,000	1,027,462
NRG Energy, Inc. 3.75% 6/15/24 (b)	535,000	518,193
Pacific Gas & Electric Co. 3.5% 6/15/25	955,000	905,224
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 4.9739% 9/28/23 (c)(d)	1,780,000	1,775,101
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 4.7452% 6/24/24 (c)(d)	4,059,000	4,052,462
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 5.0646% 4/3/23 (c)(d)	5,000,000	4,999,263
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.9251% 5/10/23 (c)(d)	3,257,000	3,255,697
0.6% 2/26/24	1,515,000	1,442,653
Tampa Electric Co. 3.875% 7/12/24	2,079,000	2,030,843
Vistra Operations Co. LLC:
3.55% 7/15/24 (b)	4,595,000	4,411,810
5.125% 5/13/25 (b)	1,210,000	1,175,527
		62,736,184
Gas Utilities - 0.3%
APT Pipelines Ltd. 4.2% 3/23/25 (b)	2,090,000	2,023,028
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 5.1034% 3/9/23 (c)(d)	6,117,000	6,117,259
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 5.2786% 3/2/23 (c)(d)	2,009,000	2,009,000
Southern California Gas Co. 2.95% 4/15/27	815,000	754,338
		10,903,625
Independent Power and Renewable Electricity Producers - 0.1%
Alexander Funding Trust 1.841% 11/15/23 (b)	920,000	888,841
Exelon Generation Co. LLC 5.6% 3/1/28	520,000	521,389
The AES Corp. 3.3% 7/15/25 (b)	820,000	769,524
		2,179,754
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.2048% 5/13/24 (c)(d)	2,893,000	2,879,117
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 5.299% 9/15/23 (c)(d)	2,327,000	2,326,866
Sempra Energy 3.3% 4/1/25	760,000	727,454
		5,933,437
TOTAL UTILITIES		81,753,000
TOTAL NONCONVERTIBLE BONDS (Cost $941,602,652)		923,598,228

U.S. Treasury Obligations - 6.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.58% to 4.72% 11/2/23 to 1/25/24	80,000,000	76,979,942
U.S. Treasury Notes:
1.75% 3/15/25	17,440,000	16,407,165
2.75% 5/15/25	21,130,000	20,254,261
3% 6/30/24	47,000,000	45,729,531
3.25% 8/31/24 (f)	755,000	735,565
4% 12/15/25	5,360,000	5,288,394
4.125% 1/31/25	38,760,000	38,255,817
4.25% 12/31/24	13,655,000	13,501,915
4.5% 11/30/24 (f)	4,945,000	4,909,265
4.5% 11/15/25	15,700,000	15,673,629
TOTAL U.S. TREASURY OBLIGATIONS (Cost $240,576,208)		237,735,484

U.S. Government Agency - Mortgage Securities - 0.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.560% 3.807% 7/1/35 (c)(d)	2,119	2,140
12 month U.S. LIBOR + 1.590% 3.834% 12/1/35 (c)(d)	4,513	4,544
12 month U.S. LIBOR + 1.650% 3.905% 8/1/37 (c)(d)	758	773
12 month U.S. LIBOR + 1.690% 3.44% 5/1/38 (c)(d)	4,755	4,843
12 month U.S. LIBOR + 1.780% 2.538% 5/1/38 (c)(d)	2,365	2,383
12 month U.S. LIBOR + 1.830% 3.117% 4/1/38 (c)(d)	13,133	13,335
12 month U.S. LIBOR + 1.850% 4.103% 8/1/38 (c)(d)	5,831	5,967
12 month U.S. LIBOR + 1.880% 3.199% 5/1/38 (c)(d)	7,754	7,887
12 month U.S. LIBOR + 2.040% 4.29% 12/1/36 (c)(d)	1,097	1,112
6 month U.S. LIBOR + 1.360% 2.907% 10/1/33 (c)(d)	19,824	19,740
2% 10/1/50	240,130	196,755
2.5% 1/1/52	871,517	738,763
3% 9/1/28 to 11/1/51	3,362,693	3,027,961
3.5% 11/1/26 to 7/1/50	722,528	672,215
4% 1/1/47 to 7/1/52	1,947,956	1,834,428
4.5% 5/1/41 to 6/1/52	3,063,230	2,975,922
5% 5/1/23 to 9/1/52	1,018,939	1,012,561
5.5% 1/1/24 to 5/1/40	1,026,788	1,049,824
6% to 6% 3/1/34 to 2/1/49	993,046	1,024,932
6.5% 7/1/32 to 12/1/32	48,114	49,762
TOTAL FANNIE MAE		12,645,847
Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.620% 3.259% 6/1/38 (c)(d)	9,790	9,889
12 month U.S. LIBOR + 1.620% 3.875% 7/1/38 (c)(d)	10,027	10,125
12 month U.S. LIBOR + 1.720% 3.943% 7/1/35 (c)(d)	4,854	4,911
12 month U.S. LIBOR + 1.730% 3.059% 5/1/38 (c)(d)	5,092	5,139
12 month U.S. LIBOR + 1.730% 3.59% 10/1/36 (c)(d)	9,899	10,010
12 month U.S. LIBOR + 1.730% 4.108% 2/1/37 (c)(d)	1,958	1,964
12 month U.S. LIBOR + 1.770% 3.225% 5/1/37 (c)(d)	2,402	2,429
12 month U.S. LIBOR + 1.830% 4.203% 2/1/37 (c)(d)	2,509	2,522
12 month U.S. LIBOR + 1.920% 4.187% 12/1/36 (c)(d)	4,450	4,490
12 month U.S. LIBOR + 2.020% 4.276% 11/1/36 (c)(d)	2,577	2,605
12 month U.S. LIBOR + 2.080% 2.582% 2/1/38 (c)(d)	10,363	10,495
12 month U.S. LIBOR + 2.160% 4.558% 2/1/37 (c)(d)	2,587	2,624
U.S. TREASURY 1 YEAR INDEX + 2.340% 4.472% 11/1/34 (c)(d)	6,418	6,510
2.5% 1/1/52	947,889	808,537
3% 11/1/34	216,133	202,981
3.5% 12/1/47	630,441	583,869
4% 12/1/49	136,476	130,210
4.5% 9/1/37 to 5/1/50	371,544	365,235
5% 10/1/23 to 12/1/41	251,397	252,282
5.5% 4/1/23 to 10/1/38	1,955	2,001
6% 9/1/34 to 9/1/35	64,446	66,239
7% 3/1/39	98,873	103,768
7.5% 6/1/38	92,423	97,206
TOTAL FREDDIE MAC		2,686,041
Ginnie Mae - 0.1%
6% 7/15/36	120,042	123,030
3% 9/20/47	1,027,896	931,527
3.5% 8/20/44 to 2/20/52	2,414,324	2,238,141
4% 3/20/48 to 8/20/50	388,231	370,177
4.5% 9/20/40 to 5/20/52	1,037,433	1,014,168
5% 12/20/34 to 5/20/48	510,783	513,851
5.5% 9/15/45 to 2/20/49	415,159	422,372
TOTAL GINNIE MAE		5,613,266
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $23,069,366)		20,945,154

Asset-Backed Securities - 6.9%
	Principal Amount (a)	Value ($)
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.8753% 7/22/32 (b)(c)(d)	4,100,000	4,047,860
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (b)(c)(d)	4,342,000	4,287,721
Ally Auto Receivables Trust Series 2019-3 Class A4, 1.96% 12/16/24	547,905	545,791
AmeriCredit Automobile Receivables Trust:
Series 2020-1 Class D, 1.8% 12/18/25	690,000	655,543
Series 2020-3 Class C, 1.06% 8/18/26	420,000	392,885
Series 2021-1:
Class C, 0.89% 10/19/26	755,000	697,304
Class D, 1.21% 12/18/26	470,000	423,732
Series 2021-2 Class D, 1.29% 6/18/27	995,000	882,019
Series 2021-3 Class A2, 0.41% 2/18/25	1,123,095	1,117,911
Series 2022-1 Class D, 3.23% 2/18/28	1,830,000	1,659,452
Applebee's/IHOP Funding LLC Series 2019-1A Class A2I, 4.194% 6/5/49 (b)	2,262,150	2,195,573
ARI Fleet Lease Trust Series 2020-A Class B, 2.06% 11/15/28 (b)	770,000	765,319
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2017-2A Class A, 2.97% 3/20/24 (b)	150,833	150,672
Series 2018-2A Class C, 4.95% 3/20/25 (b)	430,000	420,797
Series 2019-2A Class A, 3.35% 9/22/25 (b)	650,000	629,338
Series 2020-1A Class A, 2.33% 8/20/26 (b)	540,000	501,353
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 5.6077% 1/20/28 (b)(c)(d)	380,047	378,593
Blackbird Capital Aircraft Series 2016-1A Class AA, 2.487% 12/16/41 (b)(c)	334,862	308,359
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A2, 5.27% 2/25/25	1,725,000	1,724,309
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.0041% 12/26/24 (c)(d)	3,514,341	3,516,115
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (b)	139,699	131,824
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	3,000,000	2,997,167
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2A, 3.74% 9/15/25	4,840,309	4,790,385
CarMax Auto Owner Trust:
Series 2020-4 Class D, 1.75% 4/15/27	540,000	496,251
Series 2021-2 Class C, 1.34% 2/16/27	545,000	496,246
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.0012% 5/15/25 (c)(d)	1,702,123	1,702,365
Series 2022-3 Class A2A, 3.81% 9/15/25	3,280,587	3,253,765
Carvana Auto Receivables Trust:
Series 2021-P3 Class A2, 0.38% 1/10/25	534,205	531,003
Series 2021-P4 Class B, 1.98% 2/10/28	445,000	383,654
Series 2022-N1 Class C, 3.32% 12/11/28 (b)	580,000	558,031
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (b)(c)(d)	1,089,000	1,073,724
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.8924% 7/15/33 (b)(c)(d)	5,722,000	5,635,380
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.7846% 7/27/30 (b)(c)(d)	3,815,968	3,776,076
Chesapeake Funding II LLC:
Series 2020-1A Class A1, 0.87% 8/15/32 (b)	1,258,060	1,246,093
Series 2021-1A Class A2, 1 month U.S. LIBOR + 0.230% 4.8179% 4/15/33 (b)(c)(d)	1,876,957	1,872,493
CIFC Funding Ltd. / CIFC Funding LLC Series 2021-4A Class A, 3 month U.S. LIBOR + 1.050% 5.8424% 7/15/33 (b)(c)(d)	1,615,000	1,596,930
CIM Trust Series 2020-INV1 Class A2, 2.5% 4/25/50 (b)	198,099	161,954
CNH Equipment Trust:
Series 2020-A Class A4, 1.51% 4/15/27	590,000	569,654
Series 2021-C Class A2, 0.33% 1/15/25	1,234,827	1,222,418
Connecticut Avenue Securities Trust Series 2022-R06 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.750% 7.2341% 5/25/42 (b)(c)(d)	569,294	579,867
Daimler Trucks Retail Trust Series 2022-1 Class A2, 5.07% 9/16/24	3,000,000	2,997,256
Dell Equipment Finance Trust:
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	365,138	363,499
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	1,211,716	1,193,368
Dell Equipment Finance Trust 2022-2 4.03% 7/22/27 (b)	5,000,000	4,950,966
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (b)	2,083,000	2,070,484
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	751,474	743,149
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (b)	2,256,557	2,238,886
Donlen Fleet Lease Funding Series 2021-2 Class A1, 1 month U.S. LIBOR + 0.330% 4.7316% 12/11/34 (b)(c)(d)	1,965,035	1,956,498
Drive Auto Receivables Trust:
Series 2021-1 Class D, 1.45% 1/16/29	630,000	589,558
Series 2021-2 Class D, 1.39% 3/15/29	785,000	732,721
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, 3 month U.S. LIBOR + 1.100% 5.8924% 7/17/34 (b)(c)(d)	1,055,000	1,039,098
Eagle Re Ltd. Series 2021-2 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.550% 6.0341% 4/25/34 (b)(c)(d)	388,421	388,519
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(d)	3,935,000	3,899,066
Elara HGV Timeshare Issuer LLC Series 2017-A Class A, 2.69% 3/25/30 (b)	291,070	279,711
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	516,717	514,977
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	1,281,283	1,255,663
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	619,000	601,620
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	2,219,710	2,133,099
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	496,000	487,125
Exeter Automobile Receivables:
Series 2022-2A Class C, 3.85% 7/17/28	1,285,000	1,237,007
Series 2022-6A Class C, 6.32% 5/15/28	285,000	287,970
Series 2022-6A, Class A3, 5.7% 8/17/26	170,000	169,867
Series 2023-1A Class D, 6.69% 6/15/29	80,000	79,875
Exeter Automobile Receivables Trust:
Series 2021-3A Class D, 1.55% 6/15/27	660,000	601,614
Series 2022-1A Class D, 3.02% 6/15/28	1,350,000	1,232,139
Ford Credit Auto Lease Trust Series 2022-A:
Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.0012% 10/15/24 (c)(d)	1,850,781	1,851,678
Class C, 4.18% 10/15/25	2,030,000	1,977,675
Ford Credit Auto Owner Trust:
Series 2020-2 Class C, 1.74% 4/15/33 (b)	570,000	508,884
Series 2020-B Class C, 2.04% 12/15/26	1,270,000	1,220,806
Series 2022-D, Class A2A, 5.37% 8/15/25	5,000,000	4,999,786
Fordl 2023-A Series 2023-A:
Class A2A, 5.19% 6/15/25	1,164,000	1,162,246
Class C, 5.54% 12/15/26	1,445,000	1,425,101
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 5.0012% 2/15/25 (c)(d)	2,642,992	2,644,725
Freddie Mac STACR REMIC Trust:
Series 2022-DNA3 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.000% 6.4841% 4/25/42 (b)(c)(d)	1,154,200	1,159,358
Series 2022-DNA4 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.200% 6.6841% 5/25/42 (b)(c)(d)	1,270,762	1,282,776
GM Financial Automobile Leasing Trust:
Series 2022-2 Class A2, 2.93% 10/21/24	2,457,359	2,427,113
Series 2023-1 Class C, 5.76% 1/20/27	955,000	949,233
Series 2023-A Class A2A, 5.27% 6/20/25	2,507,000	2,506,498
GM Financial Consumer Automobile Receivables Series 2022-2 Class A2, 2.52% 5/16/25	2,398,133	2,371,110
GM Financial Consumer Automobile Receivables Trust:
Series 2020-2 Class A3, 1.49% 12/16/24	72,924	72,201
Series 2020-4 Class C, 1.05% 5/18/26	420,000	389,271
Series 2022-3 Class A2A, 3.5% 9/16/25	6,318,733	6,255,192
Series 2023-1 Class A2A, 5.19% 3/16/26	1,161,000	1,159,524
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	1,480,000	1,448,852
Series 2020-2 Class A, 0.69% 10/15/25 (b)	3,238,000	3,144,640
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class A2II, 4.959% 6/20/48 (b)	210,650	198,578
Hilton Grand Vacations Trust:
Series 2017-AA:
Class A, 2.66% 12/26/28 (b)	76,419	75,527
Class B, 2.96% 12/26/28 (b)	116,552	114,554
Series 2020-AA:
Class A, 2.74% 2/25/39 (b)	358,743	336,642
Class B, 4.22% 2/25/39 (b)	552,714	530,602
Home Partners of America Trust Series 2022-1 Class A, 3.93% 4/17/39 (b)	1,919,712	1,799,301
Honda Auto Receivables Series 2023-1 Class A2, 5.22% 10/21/25	3,000,000	2,997,330
HPEFS Equipment Trust Series 2022-3A Class A2, 5.26% 8/20/29 (b)	2,744,000	2,737,521
Hyundai Auto Lease Securitization Trust:
Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 5.0212% 10/15/24 (b)(c)(d)	1,512,460	1,512,658
Series 2023-A Class A2A, 5.2% 4/15/25 (b)	1,861,000	1,858,869
Hyundai Auto Receivables Trust:
Series 2020-A Class A3, 1.41% 11/15/24	221,001	218,572
Series 2022-B Class A2A, 3.64% 5/15/25	3,913,639	3,877,330
Series 2022-C, Class A2A, 5.35% 11/17/25	3,530,000	3,529,442
John Deere Owner Trust:
Series 2022-C Class A2, 4.98% 8/15/25	2,000,000	1,993,291
3.73% 6/16/25	5,413,000	5,360,500
KKR CLO Ltd. / KKR CLO LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 1.200% 5.9924% 1/15/32 (b)(c)(d)	1,250,000	1,235,141
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 5.5924% 1/16/28 (b)(c)(d)	381,616	380,138
KKR Industrial Portfolio Trust Series 2021-KDIP Class C, CME Term SOFR 1 Month Index + 1.110% 5.677% 12/15/37 (b)(c)(d)	1,061,250	1,031,988
Kubota Credit Owner Trust Series 2020-1A Class A3, 1.96% 3/15/24 (b)	60,545	60,288
Madison Park Funding XXIII, Ltd. Series 2021-23A:
Class AR, 3 month U.S. LIBOR + 0.970% 5.7846% 7/27/31 (b)(c)(d)	1,225,911	1,219,022
Class BR, 3 month U.S. LIBOR + 1.550% 6.3646% 7/27/31 (b)(c)(d)	800,000	789,030
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.8153% 1/22/31 (b)(c)(d)	3,229,000	3,198,618
Madison Park Funding XXXIII Ltd. Series 2022-33A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.290% 5.9476% 10/15/32 (b)(c)(d)	1,910,000	1,894,752
Madison Park Funding XXXV Ltd. / Madison Park Funding XXXV LLC Series 2021-35A Class A1R, 3 month U.S. LIBOR + 0.990% 5.7977% 4/20/32 (b)(c)(d)	1,650,000	1,633,048
Magnetite XXV Ltd. Series 2020-25A Class A, 3 month U.S. LIBOR + 1.200% 6.0177% 1/25/32 (b)(c)(d)	1,015,000	1,007,636
Mercedes-Benz Auto Receivables:
Series 2022-1, Class A2, 5.26% 10/15/25	3,639,000	3,638,147
Series 2023-1 Class A2, 5.09% 1/15/26	1,392,000	1,388,680
MFRA Trust Series 2021-INV1 Class A1, 0.852% 1/25/56 (b)(c)	225,279	200,880
MMAF Equipment Finance LLC Series 2022-B Class A2, 5.57% 9/9/25 (b)	1,507,000	1,505,613
MVW LLC Series 2020-1A Class B, 2.73% 10/20/37 (b)	275,024	252,070
MVW Owner Trust:
Series 2017-1A:
Class A, 2.42% 12/20/34 (b)	201,622	197,985
Class B, 2.75% 12/20/34 (b)	11,860	11,534
Class C, 2.99% 12/20/34 (b)	28,464	27,078
Series 2021-1WA Class C, 1.94% 1/22/41 (b)	176,471	159,245
Navient Private Education Loan Trust:
Series 2019-D Class A2A, 3.01% 12/15/59 (b)	331,702	304,833
Series 2020-CA Class A2A, 2.15% 11/15/68 (b)	2,194,126	1,976,692
Series 2020-IA Class A1A, 1.33% 4/15/69 (b)	446,998	390,868
Navient Private Education Refi Loan Trust:
Series 2019-A Class A2A, 3.42% 1/15/43 (b)	806,642	771,685
Series 2019-GA Class A, 2.4% 10/15/68 (b)	253,116	230,677
Series 2020-DA Class A, 1.69% 5/15/69 (b)	400,587	362,916
Series 2022-A Class A, 2.23% 7/15/70 (b)	1,558,618	1,367,456
Navient Student Loan Trust:
Series 2017-A Class A2A, 2.88% 12/16/58 (b)	272,821	268,145
Series 2019-EA Class A2A, 2.64% 5/15/68 (b)	658,772	619,645
Nelnet Student Loan Trust:
Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 4.9326% 3/22/32 (c)(d)	421,712	410,893
Series 2020-1A Class A, 1 month U.S. LIBOR + 0.740% 5.357% 3/26/68 (b)(c)(d)	237,585	233,612
Series 2021-CA Class AFX, 1.32% 4/20/62 (b)	1,219,314	1,089,801
Series 2021-DA Class AFX, 1.63% 4/20/62 (b)	434,099	391,404
Neuberger Berman Loan Advisers CLO 40, Ltd. / Neuberger Berman Loan Advisers CLO 40 LLC Series 2021-40A Class A, 3 month U.S. LIBOR + 1.060% 5.8524% 4/16/33 (b)(c)(d)	455,000	449,008
Neuberger Berman Loan Advisers CLO, Ltd. Series 2021-26A Class AR, 3 month U.S. LIBOR + 0.920% 5.7147% 10/18/30 (b)(c)(d)	825,000	818,050
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.7924% 7/17/32 (b)(c)(d)	4,100,000	4,042,432
Nissan Auto Receivables Trust Series 2020-A Class A3, 1.38% 12/16/24	114,046	112,672
OCP CLO Ltd. Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 5.9277% 7/20/29 (b)(c)(d)	2,261,293	2,248,143
OCP CLO Ltd. / OCP CLO LLC Series 2021-13A Class A2R, 6.3424% 7/15/30 (b)(c)	1,320,000	1,295,463
Octane Receivables Trust:
Series 2021-2A Class A, 1.21% 9/20/28 (b)	367,122	350,847
Series 2022-1A Class B, 4.9% 5/22/28 (b)	780,000	754,625
Series 2023-1A Class A, 5.87% 5/21/29 (b)	250,000	249,844
Palmer Square CLO, Ltd. Series 2021-3A Class A1AR, 3 month U.S. LIBOR + 1.080% 5.9436% 11/15/31 (b)(c)(d)	2,570,000	2,547,402
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.7153% 5/20/29 (b)(c)(d)	2,739,939	2,719,674
Planet Fitness Master Issuer LLC Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,488,913	1,403,095
Progress Residential:
Series 2020-SFR2 Class A, 2.078% 6/17/37 (b)	269,667	249,477
Series 2022-SFR6 Class A, 4.451% 7/20/39 (b)	1,000,000	962,757
Santander Bank, N.A.:
Series 2021-1A Class B, 1.833% 12/15/31 (b)	138,447	133,687
Series 2022-B Class C, 5.916% 8/16/32 (b)	302,366	300,301
Series 2022-C Class A2, 6.024% 12/15/32 (b)	273,051	271,761
Series 2022-C, Class B, 6.451% 12/15/32 (b)	1,240,800	1,239,280
Santander Consumer Auto Receivables Trust 1.57% 1/15/27 (b)	801,000	725,976
Santander Drive Auto Receivables Trust:
Series 2020-4 Class C, 1.01% 1/15/26	307,602	304,778
Series 2021-4 Class D, 1.67% 10/15/27	1,310,000	1,211,245
Series 2022-1 Class C, 2.56% 4/17/28	1,630,000	1,549,650
Series 2022-2 Class C, 3.76% 7/16/29	1,990,000	1,900,128
Series 2022-5 Class A2, 3.98% 1/15/25	1,454,908	1,450,365
Series 2022-6 Class C, 4.96% 11/15/28	1,800,000	1,762,114
Santander Retail Auto Lease Trust:
Series 2020-A Class D, 2.52% 11/20/24 (b)	677,140	675,470
Series 2021-A Class C, 1.14% 3/20/26 (b)	1,815,000	1,725,911
Series 2021-C Class C, 1.11% 3/20/26 (b)	630,000	592,055
Series 2022-B Class B, 3.85% 3/22/27 (b)	445,000	428,046
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,590,000	1,493,281
1.631% 5/15/51 (b)	495,000	422,547
1.884% 7/15/50 (b)	365,000	323,106
6.599% 1/15/28 (b)	550,000	567,662
SG Residential Mortgage Trust Series 2019-3 Class A2, 2.877% 9/25/59 (b)	211,459	203,160
Sierra Receivables Funding Co. LLC:
Series 2019-1A Class A, 3.2% 1/20/36 (b)	87,068	84,116
Series 2019-2A Class A, 2.59% 5/20/36 (b)	544,857	523,667
Sierra Timeshare Receivables Funding LLC:
Series 2019-3A Class A, 2.34% 8/20/36 (b)	127,584	120,513
Series 2020-2A Class C, 3.51% 7/20/37 (b)	174,659	164,324
Series 2021-1A Class B, 1.34% 11/20/37 (b)	176,169	161,921
SMB Private Education Loan Trust:
Series 2014-A Class A3, 1 month U.S. LIBOR + 1.500% 6.0879% 4/15/32 (b)(c)(d)	490,852	489,534
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 5.6879% 9/15/34 (b)(c)(d)	338,087	336,583
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.720% 5.3079% 1/15/37 (b)(c)(d)	845,402	829,102
Series 2020-BA Class A1A, 1.29% 7/15/53 (b)	272,234	241,778
Series 2020-PTB Class A2A, 1.6% 9/15/54 (b)	1,695,781	1,508,640
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	1,231,000	1,230,511
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (b)(c)(d)	3,117,000	3,078,910
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.8124% 1/15/34 (b)(c)(d)	6,116,000	6,054,712
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.8877% 4/20/33 (b)(c)(d)	465,000	456,266
Symphony Static CLO Ltd. Series 2021-1A Class B, 3 month U.S. LIBOR + 1.450% 6.2677% 10/25/29 (b)(c)(d)	1,385,000	1,355,441
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.8366% 11/18/30 (b)(c)(d)	4,096,550	4,060,099
Tesla Auto Lease Trust:
Series 2021-A Class A2, 0.36% 3/20/25 (b)	525,866	523,221
Series 2021-B Class A2, 0.36% 9/22/25 (b)	2,351,470	2,320,391
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (b)(c)	66,667	65,680
Series 2019-1 Class A1, 3.7184% 3/25/58 (b)(c)	489,881	464,459
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	3,850,000	3,847,966
Toyota Auto Receivables 2022-B Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 4.8912% 1/15/25 (c)(d)	1,274,580	1,274,489
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	2,290,000	2,284,813
Verizon Master Trust Series 2022-5 Class A1A, 3.72% 7/20/27	1,588,000	1,566,228
Verizon Owner Trust Series 2020-A Class A1A, 1.85% 7/22/24	323,876	323,116
Volkswagen Auto Loan Enhanced Trust:
Series 2020-1 Class A4, 1.26% 8/20/26	545,000	527,925
Series 2021-1 Class A2, 0.49% 10/21/24	1,937,077	1,921,627
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.7424% 4/17/30 (b)(c)(d)	3,911,153	3,873,418
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 4.8713% 8/20/29 (b)(c)(d)	1,645,029	1,630,996
World Omni Auto Receivables Trust:
Series 2020-A Class C, 1.64% 8/17/26	480,000	457,553
Series 2022-A Class C, 2.55% 9/15/28	600,000	557,189
Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 4.9712% 10/15/25 (c)(d)	2,840,429	2,841,253
World Omni Select Auto Trust Series 2020-A:
Class B, 0.84% 6/15/26	510,000	496,854
Class C, 1.25% 10/15/26	585,000	555,534
TOTAL ASSET-BACKED SECURITIES (Cost $272,073,753)		266,479,408

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.2%
Angel Oak Mortgage Trust:
sequential payer:
Series 2019-4 Class A3, 3.301% 7/26/49 (b)	19,832	19,672
Series 2021-1:
Class A1, 0.909% 1/25/66 (b)	569,420	464,751
Class A2, 1.115% 1/25/66 (b)	166,525	136,628
Series 2021-2 Class A1, 0.985% 4/25/66 (b)	464,969	378,863
Series 2021-3 Class A1, 1.068% 5/25/66 (b)	380,237	311,138
Series 2021-6 Class A3, 1.714% 9/25/66 (b)	405,614	319,697
Angel Oak Mortgage Trust LLC:
Series 2020-3 Class A3, 2.872% 4/25/65 (b)(c)	498,761	460,743
Series 2022-2 Class A1, 3.353% 1/25/67 (b)(c)	1,767,182	1,612,506
Barclays Mortgage Loan Trust sequential payer Series 2021-NQM1 Class A1, 1.747% 9/25/51 (b)	1,005,143	849,306
Bayview MSR Opportunity Master Fund Trust sequential payer:
Series 2021-1 Class A5, 2.5% 12/25/51 (b)	819,801	708,231
Series 2021-5 Class A5, 2.5% 11/25/51 (b)	1,640,797	1,417,495
BINOM Securitization Trust sequential payer Series 2021-INV1:
Class A2, 2.37% 6/25/56 (b)	1,133,227	979,050
Class A3, 2.625% 6/25/56 (b)	355,522	302,664
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	461,462	439,985
BRAVO Residential Funding Trust sequential payer Series 2021-NQM3 Class A1, 1.699% 4/25/60 (b)	552,833	495,427
CFMT 2022-EBO2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	713,404	689,526
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,165,325	3,019,369
CIM Trust Series 2021-INV1 Class A8, 2.5% 7/1/51 (b)	406,215	350,931
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/50 (b)	214,226	182,077
Colt Funding LLC Series 2021-1 Class A2, 1.167% 6/25/66 (b)	463,984	378,052
COLT Funding LLC Series 2021-3 Class A3, 1.419% 9/27/66 (b)(c)	355,134	278,132
COLT Mortgage Loan Trust sequential payer Series 2020-3 Class A1, 1.506% 4/27/65 (b)	75,530	69,456
Connecticut Avenue Securities floater Series 2022-R03 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.100% 6.5841% 3/25/42 (b)(c)(d)	885,143	888,857
Connecticut Avenue Securities Trust floater:
Series 2022-R01 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 5.4841% 12/25/41 (b)(c)(d)	1,594,805	1,581,788
Series 2022-R07 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.4425% 6/25/42 (b)(c)(d)	982,400	999,667
Series 2022-R08 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.550% 7.0341% 7/25/42 (b)(c)(d)	413,249	417,330
Deephaven Residential Mortgage Trust:
Series 2021-1 Class A2, 0.973% 5/25/65 (b)	101,403	92,456
Series 2021-2:
Class A1, 0.899% 4/25/66 (b)	194,962	163,408
Class A3, 1.26% 4/25/66 (b)	217,244	179,007
Ellington Financial Mortgage Trust:
Series 2019-2 Class A3, 3.046% 11/25/59 (b)	87,208	80,323
Series 2021-1:
Class A1, 0.797% 2/25/66 (b)	120,163	97,783
Class A3, 1.106% 2/25/66 (b)	100,136	80,963
Series 2021-2:
Class A1, 0.931% 6/25/66 (b)(c)	284,139	228,837
Class A3, 1.291% 6/25/66 (b)	274,772	220,310
Series 2021-3:
Class A1, 1.241% 9/25/66 (b)	393,888	311,027
Class A3, 1.55% 9/25/66 (b)	280,188	222,025
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	3,199,146	3,087,510
Flagstar Mortgage Trust floater sequential payer Series 2020-1INV Class A11, 1 month U.S. LIBOR + 0.850% 5.3559% 3/25/50 (b)(c)(d)	235,821	223,055
Galton Funding Mortgage Trust:
sequential payer:
Series 2019-H1 Class M1, 3.339% 10/25/59 (b)	600,000	536,136
Series 2020-H1 Class M1, 2.832% 1/25/60 (b)	625,000	482,798
Series 2019-1:
Class A21, 4.5% 2/25/59 (b)	62,787	60,009
Class A32, 4% 2/25/59 (b)	31,739	29,610
GMRF Mortgage Acquisition Co., LLC Series 2018-1 Class A33, 3.5% 11/25/57 (b)	67,139	59,829
GS Mortgage-Backed Securites Trust:
sequential payer Series 2021-HP1 Class A6, 2.5% 1/25/52 (b)(c)	516,436	445,829
Series 2014-EB1A Class 2A1, 3.0587% 7/25/44 (b)(c)	7,996	8,142
Series 2021-GR2 Class A6, 2.5% 2/25/52 (b)(c)	895,638	773,188
GS Mortgage-Backed Securities Trust:
Series 2021-PJ5 Class A8, 2.5% 10/25/51 (b)(c)	1,224,521	1,058,667
Series 2022-GR1 Class A5, 2.5% 6/25/52 (b)	1,752,754	1,512,112
Homeward Opportunities Fund Trust sequential payer Series 2020-2 Class A1, 1.657% 5/25/65 (b)(c)	1,447	1,438
Hundred Acre Wood Trust Series 2021-INV1 Class A9, 2.5% 7/25/51 (b)(c)	796,744	687,316
Imperial Fund Mortgage Trust:
sequential payer Series 2022-NQM4 Class A1, 4.767% 6/25/67 (b)	1,509,913	1,456,025
Series 2021-NQM2 Class A3, 1.516% 9/25/56 (b)	462,951	361,556
J.P. Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/50 (b)	169,387	145,875
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (b)	169,441	154,994
MFRA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/64 (b)	221,521	184,713
Mill City Mortgage Loan Trust Series 2017-2 Class A1, 2.75% 7/25/59 (b)	54,793	53,680
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6, 2.5% 6/25/51 (b)	529,809	457,043
NMLT Trust sequential payer Series 2021-INV2 Class A3, 1.52% 8/25/56 (b)	402,462	328,296
OBX Trust:
floater Series 2020-EXP1 Class 2A2, 1 month U.S. LIBOR + 0.950% 5.567% 2/25/60 (b)(c)(d)	192,641	180,666
sequential payer Series 2021-NQM3 Class A1, 1.054% 7/25/61 (b)	371,357	288,503
Series 2020-EXP1 Class 1A8, 3.5% 2/25/60 (b)(c)	346,771	307,961
Series 2020-EXP2:
Class A8, 3% 5/25/60 (b)	426,601	370,285
Class A9, 3% 5/25/60 (b)	104,947	90,640
Series 2020-INV1 Class A5, 3.5% 12/25/49 (b)	97,434	85,348
Oceanview Mortgage Trust sequential payer Series 2021-2 Class A5, 2.5% 6/25/51 (b)	788,609	681,285
Onslow Bay Financial LLC:
floater Series 2019-EXP2 Class 2A2, 1 month U.S. LIBOR + 1.200% 4.5717% 6/25/59 (b)(c)(d)	145,153	140,701
sequential payer:
Series 2021-J1 Class A4, 2.5% 5/25/51 (b)	906,800	782,257
Series 2021-NQM1:
Class A1, 1.072% 2/25/66 (b)	579,724	475,248
Class A2, 1.175% 2/25/66 (b)	308,598	252,722
PSMC Trust sequential payer Series 2021-1 Class A11, 2.5% 3/25/51 (b)(c)	1,282,812	1,107,439
Residential Mortgage Loan Trust Series 2021-INV2 Class A7, 2.5% 9/25/51 (b)	1,565,897	1,350,831
Sequoia Mortgage Trust:
sequential payer Series 2018-CH2 Class A3, 4% 6/25/48 (b)	109,874	100,655
Series 2018-CH2 Class A21, 4% 6/25/48 (b)	49,030	44,825
Series 2018-CH3 Class A19, 4.5% 8/25/48 (b)	7,204	7,015
Series 2018-CH4 Class A2, 4% 10/25/48 (b)	5,758	5,683
SG Residential Mortgage Trust:
sequential payer Series 2022-1 Class A1, 3.166% 3/27/62 (b)	1,151,577	1,036,536
Series 2020-2 Class A1, 1.381% 5/25/65 (b)	189,314	165,922
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1 Class A3, 2.916% 9/27/49 (b)	388,376	365,258
Series 2020-1 Class A2, 2.408% 2/25/50 (b)	424,991	388,965
Series 2021-2 Class A1, 0.943% 5/25/65 (b)	449,301	400,679
Series 2021-4 Class A1, 1.162% 8/25/56 (b)	1,145,892	953,207
Toorak Mortgage Corp. Series 2021-INV1 Class A2, 1.409% 7/25/56 (b)	214,080	180,720
Towd Point Mortgage Trust:
Series 2017-2 Class A1, 2.75% 4/25/57 (b)(c)	40,630	39,737
Series 2017-3 Class A1, 2.75% 7/25/57 (b)(c)	169,938	162,907
United Wholesale Mortgage LLC sequential payer Series 2021-INV2 Class A4, 2.5% 9/25/51 (b)	269,986	232,905
Verus Securitization Trust:
sequential payer:
Series 2020-2 Class A1, 2.226% 5/25/60 (b)	237,143	228,500
Series 2020-INV1 Class A1, 1.977% 3/25/60 (b)	93,890	91,526
Series 2019-INV2 Class A2, 3.117% 7/25/59 (b)	291,668	280,398
Series 2020-5 Class A3, 1.733% 5/25/65 (b)	148,450	132,499
Series 2021-1:
Class A2, 1.052% 1/25/66 (b)	221,157	184,086
Class A3, 1.155% 1/25/66 (b)	130,684	107,850
Series 2021-2 Class A1, 1.031% 2/25/66 (b)	313,443	264,469
Series 2021-5 Class A3, 1.373% 9/25/66 (b)	389,504	309,056
Series 2021-7 Class A1, 1.829% 10/25/66 (b)	1,495,844	1,279,107
Series 2021-R1 Class A2, 1.057% 10/25/63 (b)	100,344	89,537
Series 2021-R2 Class A1, 0.918% 2/25/64 (b)	326,361	281,481
Series 2022-1 Class A3, 3.288% 1/25/67 (b)	1,707,096	1,468,055
Series 2022-6 Class A1, 4.91% 6/25/67 (b)	614,795	606,455
Vista Point Securitization Trust sequential payer Series 2020-2 Class A3, 2.496% 4/25/65 (b)	820,058	748,559
Wells Fargo Mortgage Backed Securities Trust Series 2021-RR1 Class A3, 2.5% 12/25/50 (b)(c)	1,068,934	923,458
TOTAL PRIVATE SPONSOR		48,729,237
U.S. Government Agency - 0.2%
Fannie Mae:
floater Series 2022-R04 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.000% 6.4841% 3/25/42 (b)(c)(d)	590,018	590,296
Series 2017-90 Class KA, 3% 11/25/47	447,546	415,198
Fannie Mae Connecticut Avenue Securities floater Series 2017-C05 Class 1ED3, 1 month U.S. LIBOR + 1.200% 5.817% 1/25/30 (c)(d)	22,431	22,344
FHLMC Structured Agency Credit Risk Debt Notes floater Series 2014-DN3 Class M3, 1 month U.S. LIBOR + 4.000% 8.617% 8/25/24 (c)(d)	115,593	117,876
Freddie Mac planned amortization class Series 3713 Class PA, 2% 2/15/40	140,584	136,126
Freddie Mac STACR REMIC Trust floater:
Series 2021-DNA2 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 5.2841% 8/25/33 (b)(c)(d)	35,885	35,865
Series 2021-DNA3 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.100% 6.5841% 10/25/33 (b)(c)(d)	690,000	683,358
Series 2021-DNA5 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.1341% 1/25/34 (b)(c)(d)	350,820	349,349
Series 2021-DNA7 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.800% 6.2841% 11/25/41 (b)(c)(d)	555,000	529,508
Series 2021-HQA1 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.1841% 8/25/33 (b)(c)(d)	27,173	27,139
Series 2022-DNA2 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 5.7841% 2/25/42 (b)(c)(d)	470,773	467,097
Series 2022-DNA5 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.4341% 6/25/42 (b)(c)(d)	1,235,117	1,264,892
Series 2022-DNA6 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.150% 6.6341% 9/25/42 (b)(c)(d)	372,639	373,804
Series 2022-HQA1 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.100% 6.5841% 3/25/42 (b)(c)(d)	1,396,921	1,400,578
Freddie Mac Whole Loan Securities Trust Series 2017-SC02 Class M1, 3.8604% 5/25/47 (b)(c)	49,660	48,094
TOTAL U.S. GOVERNMENT AGENCY		6,461,524
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,527,866)		55,190,761

Commercial Mortgage Securities - 2.5%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class A, 1 month U.S. LIBOR + 1.150% 5.738% 4/15/34 (b)(c)(d)	595,000	544,298
Americold Realty Trust floater Series 2020-ICE5 Class B, 1 month U.S. LIBOR + 1.300% 5.8879% 11/15/37 (b)(c)(d)	1,705,489	1,686,246
BAMLL Commercial Mortgage Securities Trust floater:
Series 2021-JACX Class C, 1 month U.S. LIBOR + 2.000% 6.588% 9/15/38 (b)(c)(d)	805,000	747,321
Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 5.713% 1/15/39 (b)(c)(d)	1,014,000	999,163
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, 1 month U.S. LIBOR + 0.850% 5.438% 9/15/34 (b)(c)(d)	970,000	964,099
BANK Series 2019-BN19 Class A1, 2.263% 8/15/61	234,757	221,773
BCP Trust floater Series 2021-330N Class A, 1 month U.S. LIBOR + 0.790% 5.387% 6/15/38 (b)(c)(d)	500,000	468,112
Big Commercial Mortgage Trust floater Series 2022-BIG Class C, CME Term SOFR 1 Month Index + 2.340% 6.9029% 2/15/39 (b)(c)(d)	410,000	394,840
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.338% 9/15/26 (b)(c)(d)	2,040,000	1,928,465
BPR Trust floater:
Series 2021-TY Class B, 1 month U.S. LIBOR + 1.150% 5.738% 9/15/38 (b)(c)(d)	780,000	734,551
Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 6.4605% 4/15/37 (b)(c)(d)	3,529,000	3,464,994
BSREP Commercial Mortgage Trust floater Series 2021-DC Class D, 1 month U.S. LIBOR + 1.900% 6.488% 8/15/38 (b)(c)(d)	340,000	297,372
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 5.2771% 10/15/36 (b)(c)(d)	1,872,000	1,829,307
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.2403% 5/15/38 (b)(c)(d)	1,600,000	1,565,912
Series 2022-CSMO Class B, CME Term SOFR 1 Month Index + 3.140% 7.7032% 6/15/27 (b)(c)(d)	1,090,000	1,087,953
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 5.5754% 2/15/39 (b)(c)(d)	2,411,957	2,376,099
BX Trust:
floater:
Series 2019-XL Class B, CME Term SOFR 1 Month Index + 1.190% 5.757% 10/15/36 (b)(c)(d)	382,500	378,657
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.438% 11/15/38 (b)(c)(d)	1,838,000	1,806,931
Series 2021-ARIA Class C, 1 month U.S. LIBOR + 1.640% 6.234% 10/15/36 (b)(c)(d)	590,000	568,612
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.2239% 10/15/26 (b)(c)(d)	1,715,000	1,673,209
Series 2021-SOAR Class D, 1 month U.S. LIBOR + 1.400% 5.988% 6/15/38 (b)(c)(d)	660,000	634,632
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (b)(c)(d)	644,000	642,791
floater sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.588% 4/15/34 (b)(c)(d)	2,135,000	2,097,375
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (b)(c)(d)	4,564,879	4,541,944
Series 2021-SOAR Class A, 5.258% 6/15/38 (b)(c)	1,763,640	1,732,471
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 5.5379% 11/15/36 (b)(c)(d)	1,033,000	1,017,434
Class D, 1 month U.S. LIBOR + 1.650% 6.2379% 11/15/36 (b)(c)(d)	1,545,000	1,479,044
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 5.708% 6/15/34 (b)(c)(d)	3,714,948	3,610,499
Citigroup Commercial Mortgage Trust:
sequential payer Series 2015-GC27 Class AAB, 2.944% 2/10/48	1,762,250	1,721,961
Series 2013-375P Class C, 3.5176% 5/10/35 (b)(c)	560,000	516,600
COMM Mortgage Trust:
sequential payer Series 2013-300P Class A1, 4.353% 8/10/30 (b)	620,000	604,858
Series 2014-CR15 Class B, 4.6218% 2/10/47 (c)	920,000	898,780
Series 2014-CR19 Class AM, 4.08% 8/10/47	1,846,434	1,781,243
Series 2014-UBS2 Class B, 4.701% 3/10/47	915,000	892,183
Series 2015-CR22:
Class B, 3.926% 3/10/48 (c)	405,000	378,550
Class C, 4.0698% 3/10/48 (c)	740,000	679,971
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 5.568% 5/15/36 (b)(c)(d)	5,471,388	5,443,918
Class C, 1 month U.S. LIBOR + 1.430% 6.018% 5/15/36 (b)(c)(d)	1,012,481	1,002,290
Class D, 1 month U.S. LIBOR + 1.600% 6.188% 5/15/36 (b)(c)(d)	778,064	769,254
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	444,680	399,487
Series 2020-NET Class D, 3.7042% 8/15/37 (b)(c)	985,000	872,463
CSAIL Commercial Mortgage Trust:
sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	670,000	640,145
Series 2019-C16 Class A1, 2.3595% 6/15/52	231,116	224,856
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 5.338% 7/15/32 (b)(c)(d)	4,189,000	3,986,669
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.289% 11/15/38 (b)(c)(d)	2,555,000	2,487,774
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 5.668% 7/15/38 (b)(c)(d)	1,198,764	1,180,738
Class C, 1 month U.S. LIBOR + 1.700% 6.288% 7/15/38 (b)(c)(d)	795,597	779,646
Fontainebleau Miami Beach Trust Series 2019-FBLU Class B, 3.447% 12/10/36 (b)	1,075,000	1,009,871
GCT Commercial Mortgage Trust floater Series 2021-GCT Class A, 1 month U.S. LIBOR + 0.800% 5.388% 2/15/38 (b)(c)(d)	555,000	514,941
Great Wolf Trust floater Series 2019-WOLF:
Class A, CME Term SOFR 1 Month Index + 1.030% 5.7105% 12/15/36 (b)(c)(d)	1,906,000	1,879,672
Class C, CME Term SOFR 1 Month Index + 1.630% 6.3095% 12/15/36 (b)(c)(d)	600,000	587,722
GS Mortgage Securities Corp. Trust floater Series 2021-ROSS Class B, 1 month U.S. LIBOR + 1.600% 6.188% 5/15/26 (b)(c)(d)	685,000	626,878
GS Mortgage Securities Trust floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (b)(c)(d)	1,087,000	1,030,968
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2020-609M:
Class B, 1 month U.S. LIBOR + 1.770% 6.358% 10/15/33 (b)(c)(d)	995,000	897,698
Class C, 1 month U.S. LIBOR + 2.170% 6.758% 10/15/33 (b)(c)(d)	805,000	696,014
JPMorgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-GW Class A, 1 month U.S. LIBOR + 0.800% 5.388% 5/15/35 (b)(c)(d)	1,940,000	1,912,655
Series 2019-BKWD:
Class A, 1 month U.S. LIBOR + 1.250% 5.838% 9/15/29 (b)(c)(d)	1,644,659	1,563,028
Class C, 1 month U.S. LIBOR + 1.850% 6.438% 9/15/29 (b)(c)(d)	575,000	517,898
KKR Industrial Portfolio Trust floater Series 2021-KDIP Class D, CME Term SOFR 1 Month Index + 1.360% 5.927% 12/15/37 (b)(c)(d)	198,750	192,772
KNDR Trust floater Series 2021-KIND Class C, 1 month U.S. LIBOR + 1.750% 6.338% 8/15/38 (b)(c)(d)	972,968	913,709
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 5.8577% 5/15/39 (b)(c)(d)	2,874,000	2,863,216
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 3/15/38 (b)(c)(d)	1,631,730	1,602,148
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 7/15/38 (b)(c)(d)	907,000	888,294
MHC Commercial Mortgage Trust floater Series 2021-MHC Class B, 1 month U.S. LIBOR + 1.100% 5.689% 4/15/38 (b)(c)(d)	710,000	695,324
Morgan Stanley BAML Trust Series 2014-C18 Class A/S, 4.11% 10/15/47	370,000	354,832
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 5.438% 8/15/33 (b)(c)(d)	3,654,512	3,440,774
Series 2019-NUGS Class D, 1 month U.S. LIBOR + 1.800% 6.388% 12/15/36 (b)(c)(d)	510,000	409,675
sequential payer Series 2014-150E Class A, 3.912% 9/9/32 (b)	1,325,000	1,166,660
Series 2019-MEAD Class D, 3.1771% 11/10/36 (b)(c)	1,150,000	983,453
New Orleans Hotel Trust floater Series 2019-HNLA Class B, 1 month U.S. LIBOR + 1.289% 5.8767% 4/15/32 (b)(c)(d)	1,216,977	1,169,837
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.072% 10/15/36 (b)(c)(d)	2,816,888	2,735,045
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 5.388% 4/15/36 (b)(c)(d)	650,000	635,657
Slide floater Series 2018-FUN Class D, 1 month U.S. LIBOR + 2.100% 6.688% 6/15/31 (b)(c)(d)	747,709	740,980
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (b)(c)(d)	1,753,000	1,715,214
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A2, 3.02% 7/15/58	114,932	111,403
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $100,227,846)		96,611,828

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A1, 1.711% 6/1/24	800,000	763,876
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 C, 0.764% 3/1/23	360,000	360,000
TOTAL MUNICIPAL SECURITIES (Cost $1,160,000)		1,123,876

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
Korea Housing Finance Corp. 4.625% 2/24/28 (b) (Cost $1,591,285)	1,600,000	1,575,327

Certificates of Deposit - 0.1%
	Principal Amount (a)	Value ($)
Barclays Bank PLC yankee 5.4% 11/6/23 (Cost $5,000,000)	5,000,000	4,997,212

Commercial Paper - 0.1%
	Principal Amount (a)	Value ($)
Citigroup Global Markets, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.2% 9/22/23 (c)(d) (Cost $5,000,000)	5,000,000	4,999,995

Short-Term Funds - 57.0%
	Shares	Value ($)
Short-Term Funds - 57.0%
Baird Short-Term Bond Fund - Institutional Class	13,871,921	127,899,107
Baird Ultra Short Bond Fund Institutional Class	33,826,319	338,601,448
BlackRock Low Duration Bond Portfolio Investor A Shares	11,772,629	104,305,492
Fidelity SAI Short-Term Bond Fund (g)	16,999,122	161,151,674
iShares Lehman 1-3 Year Treasury Bond ETF (h)	268,123	21,715,282
iShares Short Maturity Bond ETF	2,493,093	123,694,809
iShares Short Treasury Bond ETF (h)	227,795	25,109,843
iShares Ultra Short-Term Bond ETF (h)	2,732,850	137,189,070
JPMorgan Ultra-Short Income ETF (h)	6,540,015	328,962,755
Metropolitan West Low Duration Bond Fund - Class M	21,100,809	172,815,629
PIMCO Short-Term Fund Institutional Class	44,699,311	424,643,447
SPDR Lehman 1-3 Month T-Bill ETF (h)	273,560	25,088,188
T. Rowe Price Ultra Short-Term Bond Fund	46,605,610	229,765,657

TOTAL SHORT-TERM FUNDS (Cost $2,264,384,018)		2,220,942,401

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (i)	12,426,214	12,428,700
Fidelity Investments Money Market Government Portfolio Institutional Class 4.50% (g)(j)	49,922,319	49,922,319
Fidelity Securities Lending Cash Central Fund 4.63% (i)(k)	49,279,711	49,284,639
State Street Institutional U.S. Government Money Market Fund Premier Class 4.43% (j)	9,207,301	9,207,301
TOTAL MONEY MARKET FUNDS (Cost $120,842,959)		120,842,959

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $4,037,055,953)	3,955,042,633
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(59,279,631)
NET ASSETS - 100.0%	3,895,763,002

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	519	Jun 2023	105,734,086	(248,073)	(248,073)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	83	Jun 2023	9,267,469	5,070	5,070
CBOT 5-Year U.S. Treasury Note Contracts (United States)	167	Jun 2023	17,878,133	31,247	31,247
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	58	Jun 2023	6,796,875	18,949	18,949
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Jun 2023	405,188	4,261	4,261

TOTAL SOLD					59,527

TOTAL FUTURES CONTRACTS					(188,546)
The notional amount of futures purchased as a percentage of Net Assets is 2.7%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $559,910,248 or 14.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $609,594.
(g)	Affiliated Fund
(h)	Security or a portion of the security is on loan at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	26,998,503	683,335,005	697,904,808	683,240	4,974	(4,974)	12,428,700	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	83,359,539	1,624,890,184	1,658,965,084	113,722	-	-	49,284,639	0.2%
Total	110,358,042	2,308,225,189	2,356,869,892	796,962	4,974	(4,974)	61,713,339

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 4.50%	30,026,291	350,772,394	330,876,390	1,176,944	24	-	49,922,319
Fidelity SAI Short-Term Bond Fund	232,541,959	2,029,445	70,000,000	2,029,445	(3,291,404)	(128,326)	161,151,674
	262,568,250	352,801,839	400,876,390	3,206,389	(3,291,380)	(128,326)	211,073,993

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Certificates of Deposit and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.